INTANGIBLE ASSETS - Goodwill (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Movement in goodwill for the Group, per cash generating unit
Goodwill at beginning of period	$ 4,394
Currency translation	(255)
Goodwill at end of period	4,139
Goodwill impairment	0	$ 0
Russia
Movement in goodwill for the Group, per cash generating unit
Goodwill at beginning of period	2,434
Currency translation	(199)
Goodwill at end of period	2,235
Algeria
Movement in goodwill for the Group, per cash generating unit
Goodwill at beginning of period	1,340
Currency translation	(32)
Goodwill at end of period	1,308
Pakistan
Movement in goodwill for the Group, per cash generating unit
Goodwill at beginning of period	244
Currency translation	(22)
Goodwill at end of period	222
Kazakhstan
Movement in goodwill for the Group, per cash generating unit
Goodwill at beginning of period	177
Currency translation	(5)
Goodwill at end of period	172
Kyrgyzstan
Movement in goodwill for the Group, per cash generating unit
Goodwill at beginning of period	128
Currency translation	2
Goodwill at end of period	130
Uzbekistan
Movement in goodwill for the Group, per cash generating unit
Goodwill at beginning of period	46
Currency translation	1
Goodwill at end of period	47
Armenia
Movement in goodwill for the Group, per cash generating unit
Goodwill at beginning of period	25
Goodwill at end of period	$ 25